Financial instruments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial instruments

Note	17 | Financial instruments

Note	17.1 | Financial instruments by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2023
Assets
Trade receivables	66,597	-	-	66,597
Other receivables	4,887	20,406	8,756	34,049
Cash and cash equivalents
Cash and Banks	1,398	-	-	1,398
Mutual funds	-	7,730	-	7,730
Financial assets at fair value through profit or loss:
Negotiable instruments	-	588	-	588
Mutual funds	-	82,040	-	82,040
Total	72,882	110,764	8,756	192,402

As of December 31, 2022
Assets
Trade receivables	87,167	-	-	87,167
Other receivables	14,694	12,939	30,608	58,241
Cash and cash equivalents
Cash and Banks	2,701	-	-	2,701
Mutual funds	-	2,375	-	2,375
Financial assets at fair value through profit or loss:
Negotiable instruments	-	42,713	-	42,713
Mutual funds	-	46,666	-	46,666
Total	104,562	104,693	30,608	239,863

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2023
Liabilities
Trade payables	242,547	-	242,547
Other payables	128,276	59,988	188,264
Borrowings	95,008	-	95,008
Total	465,831	59,988	525,819

As of December 31, 2022
Liabilities
Trade payables	562,802	-	562,802
Other payables	74,150	-	74,150
Borrowings	45,841	-	45,841
Total	682,793	-	682,792

Financial instruments categories have been determined based on IFRS 9.

The income, expenses, gains and losses resulting from each financial instrument category are as follow:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2023
Interest income	367	-	367
Exchange differences	38,751	32,949	71,700
Changes in fair value of financial assets	-	66,062	66,062
Total	39,118	99,011	138,129

As of December 31, 2022
Interest income	203	-	203
Exchange differences	12,193	24,823	37,016
Changes in fair value of financial assets	-	8,799	8,799
Total	12,396	33,622	46,018

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2023
Interest expense	(318,836)	-	(318,836)
Exchange differences	(120,027)	-	(120,027)
Changes in fair value of financial liabilities	-	(32,284)	(32,284)
Other financial results	(15,327)	-	(15,327)
Total	(454,190)	(32,284)	(486,474)

As of December 31, 2022
Interest expense	(272,858)	-	(272,858)
Exchange differences	(32,412)	-	(32,412)
Loss on debt restructuring	(1,398)	-	(1,398)
Net loss from the repurchase of Corporate Notes	(1,132)	-	(1,132)
Other financial results	(14,271)	-	(14,271)
Total	(322,071)	-	(322,071)

Note	17.2 | Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired may be assessed based on external credit ratings or historical information:

	12.31.23	12.31.22
Customers with no external credit rating:
Group 1 (i)	34,143	60,408
Group 2 (ii)	26,906	6,944
Group 3 (iii)	5,548	19,815
Total trade receivables	66,597	87,167

(i)	Relates to customers with debt to become due.
(ii)	Relates to customers with past due debt from 0 to 3 months.
(iii)	Relates to customers with past due debt from 3 to 12 months.